Small-Company Stock Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Standard & Poor's 500 Stock Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
Small-Company Stock Fund
Prospectus [Line Items]
Average Annual Return, Percent	8.52%	9.24%	5.88%
Small-Company Stock Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.23%	6.95%	3.46%
Small-Company Stock Fund | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	6.97%	4.11%